UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 98.4%
Real Estate Investment Trusts (“REITs”) 98.4%
Apartments 16.3%
American Campus Communities, Inc. (a)	725,800	24,590,104
AvalonBay Communities, Inc. (a)	899,357	88,514,716
BRE Properties, Inc. (a)	502,100	24,602,900
Camden Property Trust (a)	384,100	17,614,826
Equity Residential (a)	1,158,225	51,436,772
Post Properties, Inc. (a)	1,075,575	30,083,833

		236,843,151
Health Care 12.8%
Cogdell Spencer, Inc.	237,444	3,808,602

LTC Properties, Inc.	623,824	18,290,520
Medical Properties Trust, Inc. (a)	747,500	8,484,125
Nationwide Health Properties, Inc. (a)	763,900	27,485,122
OMEGA Healthcare Investors, Inc.	1,143,657	22,484,297
Senior Housing Properties Trust (a)	1,356,910	32,335,165
Ventas, Inc. (a)	1,479,729	73,128,207

		186,016,038
Hotels 3.5%
Host Hotels & Resorts, Inc.	2,927,300	38,903,817
LaSalle Hotel Properties	264,248	6,162,263
Starwood Hotels & Resorts Worldwide, Inc.	187,201	5,267,836

		50,333,916
Industrial 10.9%
DCT Industrial Trust, Inc.	740,293	5,544,795
Liberty Property Trust (a)	991,550	37,331,857
ProLogis (a)	2,812,797	116,084,132

		158,960,784
Manufactured Homes 1.9%
Equity Lifestyle Properties, Inc. (a)	529,624	28,085,961
Office 18.0%
BioMed Realty Trust, Inc.	455,400	12,045,330
Boston Properties, Inc. (a)	602,206	56,402,614
Digital Realty Trust, Inc. (a)	881,220	41,637,645
Douglas Emmett, Inc.	1,122,500	25,896,075
Maguire Properties, Inc. (a)	212,064	1,263,901
SL Green Realty Corp. (a)	436,350	28,275,480
Vornado Realty Trust (a)	1,068,382	97,169,343

		262,690,388
Regional Malls 16.3%
General Growth Properties, Inc. (a)	1,155,698	17,451,040
Simon Property Group, Inc. (a)	1,466,304	142,231,488
Taubman Centers, Inc. (a)	781,452	39,072,600
The Macerich Co.	611,546	38,924,903

		237,680,031
Shopping Centers 11.6%
Federal Realty Investment Trust (a)	829,330	70,990,648
Kimco Realty Corp.	393,150	14,522,961
Kite Realty Group Trust	1,194,567	13,140,237
Regency Centers Corp. (a)	916,150	61,098,043
Saul Centers, Inc. (a)	191,900	9,698,626

		169,450,515
Specialty Services 1.0%
Entertainment Properties Trust (a)	265,523	14,529,419
Storage 6.1%
Extra Space Storage, Inc.	1,207,950	18,554,112
Public Storage, Inc. (a)	714,328	70,725,615

		89,279,727

Total Real Estate Investment Trusts (“REITs”)		1,433,869,930
Other 0.0%
FrontLine Capital Group*	12,400	0

Total Common Stocks (Cost $1,236,560,078)		1,433,869,930

Securities Lending Collateral 27.1%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $394,658,975)	394,658,975	394,658,975
Cash Equivalents 1.7%
Cash Management QP Trust, 2.38% (b) (Cost $23,829,078)	23,829,078	23,829,078
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,655,048,131) †	127.2	1,852,357,983
Other Assets and Liabilities, Net	(27.2)	(395,607,395)

Net Assets	100.0	1,456,750,588

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,675,363,850. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $176,994,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $264,882,214 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $87,888,081.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $413,192,302 which is 28.4% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 1,852,357,983
Level 2	-
Level 3	0*
Total	$ 1,852,357,983

* Market value of security is 0.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 0
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Amortization Premium/Discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of September 30, 2008	$ 0

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008